INCOME TAXES - Deferred Tax Assets and Liabilities (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets:
Investment in DMS Holdings LLC	$ 30,017	$ 0
Reserve accruals	140	57
Charitable contributions	9	0
Interest carryforward	1,158	0
Tax credit carryforwards	63	0
Property and equipment	0	522
Net operating loss	150	0
Total gross deferred income tax assets	31,537	579
Less: Valuation allowance	(11,626)	0
Total deferred income tax assets	19,911	579
Deferred income tax liabilities:
Intangibles	(6,971)	(9,254)
Property and equipment	(193)	0
Undistributed earnings	(823)	0
Total deferred income tax liabilities	(7,987)	(9,254)
Net deferred income tax asset (liability)	$ 11,924
Net deferred income tax asset (liability)		$ (8,675)